Value Line Select Growth Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2024

Shares		Value
COMMON STOCKS 97.6%
CONSUMER STAPLES 6.6%
	RETAIL 6.6%
33,800	Costco Wholesale Corp.	$29,964,376
FINANCIALS 17.4%
	COMMERCIAL SERVICES 3.5%
30,573	S&P Global, Inc.	15,794,623
	DIVERSIFIED FINANCIALS 8.7%
116,889	Intercontinental Exchange, Inc.	18,777,049
42,100	Mastercard, Inc. Class A	20,788,980
		39,566,029
	INSURANCE 4.5%
12,400	Arthur J Gallagher & Co.	3,488,988
74,700	Marsh & McLennan Cos., Inc.	16,664,823
		20,153,811
	SOFTWARE 0.7%
5,600	MSCI, Inc.	3,264,408
		78,778,871
HEALTHCARE 16.1%
	HEALTHCARE PRODUCTS 13.8%
54,600	Danaher Corp.	15,179,892
23,400	IDEXX Laboratories, Inc.(1)	11,822,148
47,673	Stryker Corp.	17,222,348
29,400	Thermo Fisher Scientific, Inc.	18,185,958
		62,410,346
	PHARMACEUTICALS 2.3%
53,000	Zoetis, Inc.	10,355,140
		72,765,486
INDUSTRIALS 26.9%
	AEROSPACE/DEFENSE 7.6%
23,957	TransDigm Group, Inc.	34,189,754
	BUILDING MATERIALS 2.5%
29,000	Trane Technologies PLC	11,273,170
	COMMERCIAL SERVICES 7.4%
163,108	Cintas Corp.	33,580,675
	ENVIRONMENTAL CONTROL 5.7%
81,800	Republic Services, Inc.	16,428,712
51,700	Waste Connections, Inc.	9,244,994
		25,673,706
	TRANSPORTATION 3.7%
68,800	Union Pacific Corp.	16,957,824
		121,675,129
INFORMATION TECHNOLOGY 29.6%
	COMPUTERS 5.5%
70,200	Accenture PLC Class A	24,814,296
	SOFTWARE 19.4%
18,000	Adobe, Inc.(1)	9,320,040
59,000	Cadence Design Systems, Inc.(1)	15,990,770
26,600	Intuit, Inc.	16,518,600
28,069	Roper Technologies, Inc.	15,618,715
23,639	ServiceNow, Inc.(1)	21,142,485
Shares		Value
COMMON STOCKS 97.6% (continued)
INFORMATION TECHNOLOGY 29.6% (continued)
	SOFTWARE 19.4% (continued)
18,800	Synopsys, Inc.(1)	$9,520,132
		88,110,742
	TELECOMMUNICATIONS 4.7%
47,000	Motorola Solutions, Inc.	21,132,610
		134,057,648
MATERIALS 1.0%
	CHEMICALS 1.0%
17,100	Ecolab, Inc.	4,366,143
TOTAL COMMON STOCKS (Cost $181,953,233)		441,607,653
SHORT-TERM INVESTMENTS 2.5%
	MONEY MARKET FUNDS 2.5%
11,523,567	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(2)	11,523,567
TOTAL SHORT-TERM INVESTMENTS (Cost $11,523,567)		11,523,567
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $193,476,800)		$453,131,220
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(413,006)
NET ASSETS(3) 100.0%		$452,718,214

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of September 30, 2024.
(3)
For federal income tax purposes, the aggregate cost was
$193,476,800, aggregate gross unrealized appreciation
was $259,654,420, aggregate gross unrealized
depreciation was $0 and the net unrealized
appreciation was $259,654,420.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$441,607,653	$—	$—	$441,607,653
Short-Term Investments	11,523,567	—	—	11,523,567
Total Investments in Securities	$453,131,220	$—	$—	$453,131,220

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2024, there were no Level 3 investments.